Annual Operating Expenses - Fidelity500IndexFund-PRO - Fidelity500IndexFund-PRO - Fidelity 500 Index Fund - Fidelity 500 Index Fund	Apr. 29, 2024
Operating Expenses:
Management fee	0.014%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.001%
Total annual operating expenses	0.015%